UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

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       ANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       MARCH 31, 2014

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PRESIDENT'S MESSAGE

"TAX-EXEMPT BONDS PERFORMED EXTREMELY WELL
DURING THE FIRST THREE MONTHS OF 2014 ON A         [PHOTO OF DANIEL S. McNAMARA]
COMBINATION OF DECLINING INTEREST RATES AND
IMPROVING CREDIT QUALITY."

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MAY 2014

After months of speculation about timing, the Federal Reserve (the Fed) finally began reducing -- or tapering -- its quantitative easing (QE) programs in January 2014. (Through its QE programs, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) Despite the onset of the taper, interest rates actually declined from their near-term peaks. Bond prices -- which tend to move in the opposite direction as interest rates -- increased. As a result, most fixed-income categories experienced positive returns during the reporting period overall.

The Fed began preparing the financial markets for tapering in May 2013, as U.S. economic conditions improved. By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In December, it announced QE asset purchases would be trimmed by $10 billion beginning in January 2014. Additional tapering of $10 billion occurred in February and March, respectively, as the new Fed Chair Janet Yellen (who replaced Ben Bernanke) continued her predecessor's policies. The Fed also suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. As the taper continues, USAA Asset Management Company expects market volatility generally to increase and longer-term interest rates to rise, but only at a gradual pace.

Tax-exempt bonds performed well during the first three months of 2014 on a combination of declining interest rates and improving credit quality. This may seem surprising to some, given the turmoil in the municipal market earlier in the reporting period -- the result of Detroit's Chapter 9 bankruptcy as well as suggestions that Puerto Rico was on the verge of default. Despite concerns about Puerto Rico, investors purchased $3.5 billion of new Puerto Rico tax-exempt bonds during March, giving the U.S. territory more time to deal with its financial struggles. The market's behavior, in my opinion, validates USAA Asset Management Company's commitment to credit research. During the reporting period, our USAA tax-exempt portfolios continued to benefit from the

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skills of our independent credit analysts. Because of their diligence, all of the USAA mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo, and Orange County, California. The portfolios also were significantly underweight in Puerto Rico tax-exempt bonds.

In spite of media noise, we believe municipal credit quality is improving overall. State and local governments are working hard to balance their budgets, generally through cost cutting and revenue increases. Occasional problems are likely (unfunded and underfunded pensions remain a long-term concern of ours), but we expect the default rate among municipal issuers to remain extremely low.

Meanwhile, our USAA tax-exempt money market funds are yielding almost zero, though they continue to provide safety and liquidity. Near the end of the reporting period, Yellen caused a stir when she suggested that short-term rates would go up "about" six months after tapering ends. The Fed subsequently clarified her statement to say that action on short-term rates remains data dependent, and in our view, action is unlikely anytime soon. It may be a good time to reassess your investment risk and, if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you need assistance, USAA advisors are available to help you -- free of charge.

Looking ahead, I expect the U.S. economy to gain strength, though at a slower pace than many of us would like. We will continue to monitor economic trends, Fed policy, events in Congress, and any other factors that may affect your investments.

Lastly, I would like to announce that Brooks Englehardt was named as my successor and is now president of USAA Investment Management Company, effective April 1, 2014. Mr. Englehardt joined USAA in 2009 and has over 25 years of experience within the investment industry and he looks forward to continuing USAA's legacy of providing competitive products and services to our most important clients -- you. From all of us at USAA Investment Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Distributions to Shareholders                                               9

  Report of Independent Registered
    Public Accounting Firm                                                   10

  Portfolio of Investments                                                   11

  Notes to Portfolio of Investments                                          26

  Financial Statements                                                       27

  Notes to Financial Statements                                              30

EXPENSE EXAMPLE                                                              38

TRUSTEES' AND OFFICERS' INFORMATION                                          40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUNDS, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

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o HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    During fiscal year ended March 31, 2014, yields on tax-exempt money market instruments remained near all-time lows. For the reporting period, the Fund had a return of 0.02%, compared to an average return of 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Long-term interest rates increased on speculation that the Federal Reserve (the Fed) would start scaling back its quantitative easing measures sooner than expected, a process referred to as tapering. Bond prices, which tend to move in the opposite direction as interest rates, declined during the beginning of the period and rose

    Refer to page 6 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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2  | USAA TAX EXEMPT MONEY MARKET FUND

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    towards the end of the period. Though the tapering announcement was widely expected in September, it did not come until December at which time the Fed said it would begin trimming its asset purchases in January 2014. After tapering began and anxiety about its impact eased, long-term rates trended down and many bond prices increased.

    Meanwhile, short-term interest rates remained anchored near zero throughout the reporting period. The Fed had said that it did not plan to raise short-term rates until unemployment fell below 6.5% and inflation rose above 2.5%; however, at its March 2014 meeting, the Fed dropped these quantitative measures in favor of a wide range of qualitative measures and said it would likely be appropriate to maintain low short-term rates for a considerable time after quantitative easing ends.

    Because of exceptionally low short-term rates, money market funds continued to provide very low absolute yields. Investors continued to favor them for the safety and liquidity they provide. As a result, short-term tax-exempt securities, especially municipal variable-rate demand notes (VRDNs), remained in short supply. During the reporting period, the SIFMA Municipal Swap Index, the index of seven-day VRDNs, remained in a narrow range, starting the reporting period at 0.12%, dropping to a low of 0.03% on January 8, 2014, and stood at 0.06% at the end of the reporting period.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Given that interest rates remained low, we continued to concentrate our purchases in VRDNs. The VRDNs owned by the Fund provide, we believe, both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days' or less notice. In addition, they offer a degree of safety. Many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    With short-term interest rates near zero, we sought to enhance the Fund's yield by investing in securities with longer maturities. However,

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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    there were very few attractive opportunities. We relied on our team of experienced credit analysts to help us identify potential investments for the Fund. These skilled professionals also continued to analyze and monitor every holding in the portfolio.

o   WHAT IS THE OUTLOOK?

    We continue to look for solid signs that the U.S. economy is on a path toward recovery and sustainable growth. Economic activity appears to be improving, benefiting in part from the strength of the housing market. The Fed, which has announced additional reductions in its asset purchases every month since January, may finish tapering by the end of 2014. Meanwhile, Janet Yellen - the new Fed Chair - has suggested that short-term interest rates could start climbing six months after the end of quantitative easing, sooner than investors previously anticipated. In the near term, short-term rates will remain low and, consequently, shareholders can expect to see little change in the Fund's yield. After short-term rates begin to rise, we will look for opportunities to invest at higher rates, but it will take some time for the Fund's yield to increase. Going forward, we will continue to focus on safety and liquidity, while striving to maximize the tax-exempt income shareholders receive from the Fund. As always, we will avoid issues subject to the alternative minimum tax for individuals.

    The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o Variable-rate demand notes (VRDNs) are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary. o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the alternative minimum tax.

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4  | USAA TAX EXEMPT MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (FUND) (Ticker Symbol: USEXX)


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                                            3/31/14                3/31/13
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Net Assets                             $2,747.8 Million        $2,683.4 Million
Net Asset Value Per Share                    $1.00                  $1.00

Dollar-Weighted Average
Portfolio Maturity(+)                       38 Days                 37 Days


(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/14
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    1 Year                           5 Years                         10 Years

    0.02%                             0.11%                            1.22%


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                            7-DAY YIELD AS OF 3/31/14
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    Unsubsidized          -0.39%              Subsidized               0.01%


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                              EXPENSE RATIO AS OF 3/31/13*
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                                           0.56%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.
*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.
An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  5

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                      iMONEYNET AVERAGE        USAA TAX EXEMPT MONEY MARKET FUND
 3/25/2013                   0.01%                           0.01%
 4/29/2013                   0.01                            0.01
 5/28/2013                   0.02                            0.01
 6/24/2013                   0.01                            0.01
 7/29/2013                   0.01                            0.01
 8/26/2013                   0.01                            0.01
 9/30/2013                   0.01                            0.01
10/28/2013                   0.01                            0.01
11/25/2013                   0.01                            0.01
12/30/2013                   0.01                            0.01
 1/27/2014                   0.01                            0.01
 2/24/2014                   0.01                            0.01
 3/31/2014                   0.01                            0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 3/31/14.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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6  | USAA TAX EXEMPT MONEY MARKET FUND

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                              o TOP 10 INDUSTRIES o
                                  AS OF 3/31/14
                                (% of Net Assets)

General Obligation ....................................................... 18.9%
Education ................................................................ 13.0%
Electric Utilities ....................................................... 11.0%
Hospital .................................................................  8.9%
Nursing/CCRC .............................................................  6.7%
Community Service ........................................................  5.6%
Agricultural Products ....................................................  5.3%
Electric/Gas Utilities ...................................................  4.7%
Special Assessment/Tax/Fee ...............................................  4.2%
Multifamily Housing ......................................................  4.0%

                          o PORTFOLIO MIX -- 3/31/14 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 67.6%
FIXED-RATE INSTRUMENTS                                                     25.8%
PUT BONDS                                                                   5.8%
ADJUSTABLE-RATE NOTES                                                       0.7%

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-25.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                USAA TAX EXEMPT MONEY MARKET FUND
03/31/04                                                   $10,000.00
04/30/04                                                    10,006.08
05/31/04                                                    10,011.60
06/30/04                                                    10,017.32
07/31/04                                                    10,023.31
08/31/04                                                    10,030.00
09/30/04                                                    10,038.24
10/31/04                                                    10,049.08
11/30/04                                                    10,059.50
12/31/04                                                    10,071.30
01/31/05                                                    10,082.25
02/28/05                                                    10,093.96
03/31/05                                                    10,107.15
04/30/05                                                    10,124.83
05/31/05                                                    10,145.17
06/30/05                                                    10,162.14
07/31/05                                                    10,178.52
08/31/05                                                    10,196.20
09/30/05                                                    10,215.59
10/31/05                                                    10,234.08
11/30/05                                                    10,255.00
12/31/05                                                    10,280.12
01/31/06                                                    10,301.35
02/28/06                                                    10,322.53
03/31/06                                                    10,347.41
04/30/06                                                    10,371.29
05/31/06                                                    10,398.50
06/30/06                                                    10,427.94
07/31/06                                                    10,454.10
08/31/06                                                    10,481.51
09/30/06                                                    10,509.33
10/31/06                                                    10,536.12
11/30/06                                                    10,563.40
12/31/06                                                    10,594.25
01/31/07                                                    10,620.86
02/28/07                                                    10,646.95
03/31/07                                                    10,676.34
04/30/07                                                    10,704.61
05/31/07                                                    10,736.12
06/30/07                                                    10,766.31
07/31/07                                                    10,794.82
08/31/07                                                    10,828.07
09/30/07                                                    10,855.44
10/31/07                                                    10,884.64
11/30/07                                                    10,914.36
12/31/07                                                    10,941.65
01/31/08                                                    10,966.72
02/29/08                                                    10,988.15
03/31/08                                                    11,013.58
04/30/08                                                    11,034.68
05/31/08                                                    11,057.40
06/30/08                                                    11,075.12
07/31/08                                                    11,092.04
08/31/08                                                    11,110.36
09/30/08                                                    11,141.72
10/31/08                                                    11,177.40
11/30/08                                                    11,190.87
12/31/08                                                    11,204.21
01/31/09                                                    11,212.18
02/28/09                                                    11,219.25
03/31/09                                                    11,227.64
04/30/09                                                    11,236.32
05/31/09                                                    11,246.49
06/30/09                                                    11,255.35
07/31/09                                                    11,263.98
08/31/09                                                    11,270.62
09/30/09                                                    11,275.49
10/31/09                                                    11,277.91
11/30/09                                                    11,279.16
12/31/09                                                    11,281.77
01/31/10                                                    11,281.87
02/28/10                                                    11,281.96
03/31/10                                                    11,282.05
04/30/10                                                    11,282.15
05/31/10                                                    11,282.59
06/30/10                                                    11,282.82
07/31/10                                                    11,282.91
08/31/10                                                    11,283.01
09/30/10                                                    11,283.10
10/31/10                                                    11,283.20
11/30/10                                                    11,283.29
12/31/10                                                    11,283.41
01/31/11                                                    11,283.50
02/28/11                                                    11,283.58
03/31/11                                                    11,283.68
04/30/11                                                    11,283.78
05/31/11                                                    11,283.87
06/30/11                                                    11,283.96
07/31/11                                                    11,284.05
08/31/11                                                    11,284.15
09/30/11                                                    11,284.25
10/31/11                                                    11,284.34
11/30/11                                                    11,284.43
12/31/11                                                    11,284.64
01/31/12                                                    11,287.51
02/29/12                                                    11,287.60
03/31/12                                                    11,287.70
04/30/12                                                    11,287.79
05/31/12                                                    11,287.88
06/30/12                                                    11,287.98
07/31/12                                                    11,288.07
08/31/12                                                    11,288.18
09/30/12                                                    11,288.26
10/31/12                                                    11,288.36
11/30/12                                                    11,288.45
12/31/12                                                    11,289.00
01/31/13                                                    11,289.09
02/28/13                                                    11,289.18
03/31/13                                                    11,289.27
04/30/13                                                    11,289.37
05/31/13                                                    11,289.46
06/30/13                                                    11,289.55
07/31/13                                                    11,289.65
08/31/13                                                    11,289.75
09/30/13                                                    11,289.84
10/31/13                                                    11,289.93
11/30/13                                                    11,290.03
12/31/13                                                    11,291.14
01/31/14                                                    11,291.23
02/28/14                                                    11,291.32
03/31/14                                                    11,291.42

                                   [END CHART]

                       Data from 3/31/04 through 3/31/14.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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8  | USAA TAX EXEMPT MONEY MARKET FUND

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DISTRIBUTIONS TO SHAREHOLDERS
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The following federal tax information related to the Fund's fiscal year ended March 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended March 31, 2014:

                                                   LONG-TERM
TAX-EXEMPT                                       CAPITAL GAIN
INCOME(1,3)                                    DISTRIBUTIONS(2)
---------------------------------------------------------------
  100%                                             $52,000
---------------------------------------------------------------

(1) Presented as a percentage of net investment income and excludes short-term capital gain distributions paid, if any.
(2) Pursuant to Section 852 of the Internal Revenue Code.
(3) All or a portion of these amounts may be exempt from taxation at the state level.

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                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 21, 2014

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10  | USAA TAX EXEMPT MONEY MARKET FUND

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PORTFOLIO OF INVESTMENTS

March 31, 2014

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o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

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                                                  PORTFOLIO OF INVESTMENTS |  11

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    The USAA Tax Exempt Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, securities deemed by USAA Asset Management Company (the Manager) to be of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ABAG   Association of Bay Area Governments
    CSD    Central School District
    EDA    Economic Development Authority
    EDC    Economic Development Corp.
    IDA    Industrial Development Authority/Agency
    IDB    Industrial Development Board
    IDC    Industrial Development Corp.
    ISD    Independent School District
    USD    Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (67.6%)

             ALABAMA (2.8%)
$  10,000    Chatom IDB (NBGA)                                      0.21%         8/01/2041           $  10,000
    6,550    Eutaw IDB                                              0.10         12/01/2020               6,550
    1,470    Huntsville Educational Building Auth.
               (LOC - Branch Banking & Trust Co.)                   0.07         12/01/2022               1,470
   25,000    Mobile County IDA (LOC - Swedbank AB)                  0.09          7/01/2040              25,000
   32,500    Tuscaloosa County Port Auth.
               (LOC - PNC Bank, N.A.)                               0.10         12/01/2031              32,500
                                                                                                      ---------
                                                                                                         75,520
                                                                                                      ---------
             ARKANSAS (0.2%)
    5,175    Texarkana (LOC - PNC Bank, N.A.)                       0.21          3/01/2021               5,175
                                                                                                      ---------
             CALIFORNIA (6.0%)
    9,875    ABAG Finance Auth. for Nonprofit Corps.
               (LOC - KBC Bank N.V.)                                0.33          5/15/2035               9,875
   15,570    Anaheim Redev. Agency (LIQ)(LOC - Deutsche
               Bank A.G.)(a)                                        0.11          2/01/2031              15,570
   12,875    Golden State Tobacco Securitization Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        0.14          6/01/2027              12,875
    6,000    Golden State Tobacco Securitization Corp.
               (INS)(LIQ)(a)                                        0.16         12/01/2037               6,000
   29,715    Grossmont Healthcare District (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        0.12          7/15/2033              29,715
   16,460    Infrastructure and Economic Dev. Bank
               (LOC - Bank of America, N.A.)                        0.09          7/01/2034              16,460
    6,600    Manteca USD (LIQ)(LOC - Deutsche Bank A.G.)(a)         0.11          8/01/2035               6,600
    3,000    Pasadena (LOC - Bank of America, N.A.)                 0.08          2/01/2035               3,000
    3,945    Sacramento City Financing Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        0.14         12/01/2033               3,945
   19,890    San Jose USD (LIQ)(LOC - Deutsche Bank A.G.)(a)        0.12          6/01/2031              19,890
   32,550    Statewide Communities Dev. Auth. (LIQ)
               (LOC - Citibank, N.A.)(a)                            0.56         12/14/2016              32,550
    4,990    Statewide Communities Dev. Auth.
               (LOC - Bank of America, N.A.)                        0.05         10/01/2036               4,990
    3,125    Ukiah USD (LIQ)(LOC - Deutsche Bank A.G.)(a)           0.14          8/01/2030               3,125
                                                                                                      ---------
                                                                                                        164,595
                                                                                                      ---------

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
             COLORADO (1.7%)
$   1,440    El Paso County (LOC - JPMorgan Chase Bank, N.A.)       0.16%        11/01/2021           $   1,440
      685    Health Facilities Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                                    0.46          1/01/2018                 685
    6,495    Health Facilities Auth. (LIQ)(a)                       0.26          3/01/2016               6,495
    6,665    Health Facilities Auth. (LIQ)(a)                       0.28          2/01/2019               6,665
   13,015    Health Facilities Auth. (LIQ)(a)                       0.31         10/01/2034              13,015
   17,500    Health Facilities Auth. (LIQ)(a)                       0.28         10/01/2041              17,500
                                                                                                      ---------
                                                                                                         45,800
                                                                                                      ---------
             CONNECTICUT (0.4%)
    9,685    Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                        0.09          7/01/2030               9,685
                                                                                                      ---------
             DELAWARE (0.2%)
    6,600    EDA IDA                                                0.56         12/01/2014               6,600
                                                                                                      ---------
             DISTRICT OF COLUMBIA (0.2%)
    2,700    District of Columbia (LOC - Bank of America, N.A.)     0.19          7/01/2022               2,700
    2,940    Metropolitan Washington Airports Auth.
               (LOC - TD Bank, N.A.)                                0.07         10/01/2039               2,940
                                                                                                      ---------
                                                                                                          5,640
                                                                                                      ---------
             FLORIDA (1.4%)
    1,200    Jackson County                                         0.09          7/01/2022               1,200
    3,415    Lee County IDA (LOC - Fifth Third Bank)                0.18          6/01/2025               3,415
    9,030    Seminole County IDA (LOC - Fifth Third Bank)           0.16         12/01/2037               9,030
    9,220    UCF Health Facilities Corp. (LOC - Fifth Third Bank)   0.16          7/01/2037               9,220
   16,600    Univ. of North Florida Financing Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        0.10         11/01/2027              16,600
                                                                                                      ---------
                                                                                                         39,465
                                                                                                      ---------
             GEORGIA (1.2%)
    3,000    Appling County Dev. Auth.                              0.08          9/01/2041               3,000
   13,000    Bartow County Dev. Auth.                               0.13         12/01/2032              13,000
   12,300    Burke County Dev. Auth.                                0.08          7/01/2049              12,300
    2,400    Cobb County Dev. Auth. (LOC - Federal Home
               Loan Bank of Atlanta)                                0.09          2/01/2030               2,400
    2,500    Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)         0.10          4/01/2017               2,500
                                                                                                      ---------
                                                                                                         33,200
                                                                                                      ---------
             ILLINOIS (5.2%)
    4,200    Dev. Finance Auth.                                     0.11          1/01/2016               4,200
   20,000    Dev. Finance Auth. (LOC - JPMorgan Chase
               Bank, N.A.)                                          0.07         10/01/2029              20,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)       SECURITY                                                RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
$   3,080   Dev. Finance Auth. (LOC - Bank of America, N.A.)       0.27%          9/01/2032           $   3,080
    2,790   Finance Auth. (LOC - Fifth Third Bank)                 0.86           3/01/2031               2,790
   28,600   Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)        0.07           9/01/2031              28,600
   15,725   Finance Auth. (LOC - Fifth Third Bank)                 0.10           6/01/2038              15,725
    2,595   McHenry County (LIQ)(LOC - Deutsche Bank A.G.)(a)      0.12           1/15/2026               2,595
   14,125   Metropolitan Pier and Exposition Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                        0.12           6/15/2034              14,125
   24,760   Metropolitan Pier and Exposition Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                        0.12          12/15/2039              24,760
    4,350   Skokie Economic Dev. (LOC - Bank of America, N.A.)     0.29          12/01/2014               4,350
    4,249   Springfield Airport Auth.                              0.60          10/15/2016               4,249
   12,820   Village of Morton Grove (LOC - Bank of
              America, N.A.)                                       0.09          12/01/2041              12,820
    6,250   Will County (LOC - FirstMerit Bank, N.A.)              0.14           7/01/2034               6,250
                                                                                                      ---------
                                                                                                        143,544
                                                                                                      ---------
            INDIANA (3.1%)
    6,055   Berne (LOC - Federal Home Loan Bank of
              Indianapolis)                                        0.11          10/01/2033               6,055
   20,950   Dearborn County EDA (LOC - JPMorgan Chase
              Bank, N.A.)                                          0.07           4/01/2036              20,950
    6,125   Dev. Finance Auth. (LOC - Fifth Third Bank)            0.16           2/01/2023               6,125
    4,540   Evansville (LOC - Fifth Third Bank)                    0.16           1/01/2025               4,540
    9,620   Finance Auth. (LOC - Federal Home Loan Bank
              of Indianapolis)                                     0.10           7/01/2029               9,620
    2,665   Finance Auth. (LOC - PNC Bank, N.A.)                   0.11           6/01/2037               2,665
    1,300   Huntington                                             0.13           6/26/2014               1,300
   23,800   Indianapolis Museum of Art (LOC - JPMorgan
              Chase Bank, N.A.)                                    0.06           2/01/2039              23,800
    5,125   Westfield Multi-School Building (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                        0.11           7/15/2027               5,125
    5,925   Winona Lake (LOC - Key Bank, N.A.)                     0.26           7/01/2031               5,925
                                                                                                      ---------
                                                                                                         86,105
                                                                                                      ---------
            IOWA (7.5%)
    6,850   Chillicothe                                            0.11           1/01/2023               6,850
   12,750   Council Bluffs                                         0.11           1/01/2025              12,750
   10,000   Finance Auth                                           0.08           6/01/2039              10,000
   29,000   Finance Auth.                                          0.09           6/01/2036              29,000
   32,000   Finance Auth.                                          0.09           9/01/2036              32,000
   30,000   Finance Auth. (LOC - U.S. Bank, N.A.)                  0.11          12/01/2042              30,000
    2,300   Higher Educational Loan Auth.
              (LOC - Fifth Third Bank)                             0.10           5/01/2029               2,300
    7,900   Higher Educational Loan Auth.
              (LOC - Fifth Third Bank)                             0.10           4/01/2035               7,900

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
$  29,500    Louisa County                                          0.08%         9/01/2016           $  29,500
    3,900    Louisa County                                          0.08          3/01/2017               3,900
   34,900    Louisa County                                          0.08         10/01/2024              34,900
      550    Sheldon                                                0.36         11/01/2015                 550
    5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)               0.12         11/01/2020               5,500
                                                                                                      ---------
                                                                                                        205,150
                                                                                                      ---------
             KENTUCKY (0.6%)
      710    Boone County (LOC - JPMorgan Chase Bank, N.A.)         0.46         11/01/2021                 710
    2,000    Frankfort                                              0.13          5/07/2014               2,000
    9,770    Georgetown (LOC - Fifth Third Bank)                    0.16         11/15/2029               9,770
      595    Lexington-Fayette Urban County (LOC - JPMorgan
               Chase Bank, N.A.)                                    0.46          7/01/2021                 595
    2,845    Lexington-Fayette Urban County (LOC - Federal
               Home Loan Bank of Cincinnati)                        0.31         12/01/2027               2,845
                                                                                                      ---------
                                                                                                         15,920
                                                                                                      ---------
             LOUISIANA (1.7%)
      775    Environmental Facilities and Community Dev. Auth.
               (LOC - Federal Home Loan Bank of Dallas)             0.09          4/01/2018                 775
    1,690    Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)             0.09          3/01/2033               1,690
    7,610    New Orleans (LOC - Capital One, N.A.)                  0.51          8/01/2024               7,610
      795    Public Facilities Auth. (LOC - Federal Home Loan
               Bank of Dallas)                                      0.09         12/01/2014                 795
    1,100    Public Facilities Auth.                                0.08          8/01/2017               1,100
      655    Public Facilities Auth. (LOC - Bank of New York
               Mellon)                                              0.05          4/01/2021                 655
    1,695    Public Facilities Auth. (LOC - Capital One, N.A.)      0.51          7/01/2023               1,695
      315    Public Facilities Auth. (LOC - Capital One, N.A.)      0.56          7/01/2023                 315
      590    Public Facilities Auth. (LOC - Capital One, N.A.)      0.56          7/01/2023                 590
      555    Public Facilities Auth. (LOC - Capital One, N.A.)      0.56          7/01/2027                 555
   25,000    St. James Parish (LOC - Natixis S.A.)                  0.29         11/01/2039              25,000
    6,920    St. Tammany Parish Dev. District (LOC - Federal
               Home Loan Bank of Dallas)                            0.09          3/01/2033               6,920
                                                                                                      ---------
                                                                                                         47,700
                                                                                                      ---------
             MARYLAND (0.9%)
   14,140    Health and Higher Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                    0.07          4/01/2035              14,140
   10,245    Williamsport (LOC - Manufacturers & Traders
               Trust Co.)                                           0.11         11/01/2037              10,245
                                                                                                      ---------
                                                                                                         24,385
                                                                                                      ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (0.5%)
$   6,845    Dev. Finance Agency (LOC - Manufacturers &
               Traders Trust Co.)                                   0.11%         4/01/2041           $   6,845
    6,855    Dev. Finance Agency (LOC - RBS Citizens, N.A.)         0.24          4/01/2041               6,855
                                                                                                      ---------
                                                                                                         13,700
                                                                                                      ---------
             MICHIGAN (2.5%)
    7,500    Finance Auth. (LOC - Fifth Third Bank)                 0.17         12/01/2032               7,500
   30,570    Higher Educational Facilities Auth.
               (LOC - Federal Home Loan Bank of Boston)             0.06          7/01/2037              30,570
    6,960    Hospital Finance Auth. (LOC - Fifth Third Bank)        0.17          6/01/2035               6,960
    7,900    Northville EDC (LOC - Fifth Third Bank)                0.17          5/01/2014               7,900
   10,000    Oakland County EDC (LOC - Fifth Third Bank)            0.17          3/01/2029              10,000
    1,300    Strategic Fund (LOC - Fifth Third Bank)                0.17         10/01/2015               1,300
    1,025    Strategic Fund (LOC - Fifth Third Bank)                0.17         10/01/2027               1,025
    2,650    Strategic Fund (LOC - Fifth Third Bank)                0.18          4/01/2035               2,650
                                                                                                      ---------
                                                                                                         67,905
                                                                                                      ---------
             MINNESOTA (0.3%)
    2,400    Canby Community Hospital District No. 1                0.36         11/01/2026               2,400
    4,675    Rochester (LOC - Royal Bank of Scotland N.V.)          0.39          4/01/2022               4,675
                                                                                                      ---------
                                                                                                          7,075
                                                                                                      ---------
             MISSISSIPPI (0.5%)
    4,880    Business Finance Corp. (LOC - Federal Home
               Loan Bank of Dallas)                                 0.09          3/01/2033               4,880
    9,045    Business Finance Corp. (LOC - PNC Bank, N.A.)          0.09         12/01/2036               9,045
                                                                                                      ---------
                                                                                                         13,925
                                                                                                      ---------
             MISSOURI (0.9%)
    6,800    Health and Educational Facilities Auth.
               (LOC - Commerce Bank, N.A.)                          0.12          7/01/2026               6,800
    8,400    Jackson County IDA (LOC - Commerce Bank, N.A.)         0.12          7/01/2025               8,400
    3,690    St. Louis County IDA (LOC - U.S.Bank, N.A.)            0.08          6/15/2024               3,690
    5,770    State Health (LOC - Commerce Bank, N.A.)               0.10         11/01/2032               5,770
                                                                                                      ---------
                                                                                                         24,660
                                                                                                      ---------
             NEBRASKA (0.4%)
   10,000    Washington County                                      0.09         12/01/2040              10,000
                                                                                                      ---------
             NEW HAMPSHIRE (0.8%)
   10,000    Business Finance (LOC - Landesbank
               Hessen-Thuringen)                                    0.19          9/01/2030              10,000
    4,670    Health and Education Facilities Auth.
               (LOC - RBS Citizens, N.A.)                           0.30          7/01/2037               4,670

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
$   6,695    Health and Education Facilities Auth.
               (LOC - RBS Citizens, N.A.)                           0.30%         7/01/2038           $   6,695
                                                                                                      ---------
                                                                                                         21,365
                                                                                                      ---------
             NEW JERSEY (0.1%)
    3,955    EDA (LOC - Bank of America, N.A.)                      0.24         11/01/2027               3,955
                                                                                                      ---------
             NEW MEXICO (0.2%)
    5,000    Hospital Equipment Loan Council
               (LOC - Fifth Third Bank)                             0.19          7/01/2025               5,000
                                                                                                      ---------
             NEW YORK (6.2%)
    4,410    Albany IDA (LOC - RBS Citizens, N.A.)                  0.35          5/01/2035               4,410
    9,615    Albany IDA (LOC - Key Bank, N.A.)                      0.13          7/01/2035               9,615
   12,490    Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.11          7/01/2040              12,490
    2,675    Chautauqua County IDA (LOC - RBS Citizens, N.A.)       0.30          8/01/2027               2,675
    5,375    Clinton County IDA (LOC - Key Bank, N.A.)              0.13          7/01/2017               5,375
    4,635    Clinton County IDA (LOC - Key Bank, N.A.)              0.13          7/01/2042               4,635
    2,010    Erie County IDA (LOC - Key Bank, N.A.)                 0.18          6/01/2022               2,010
    3,900    Erie County IDA (LOC - Key Bank, N.A.)                 0.18          3/01/2024               3,900
    2,520    Guilderland IDA (LOC - Key Bank, N.A.)                 0.18          7/01/2032               2,520
    5,800    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                    0.10         11/01/2037               5,800
    5,200    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                    0.09          5/01/2042               5,200
    4,600    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                    0.09          5/01/2042               4,600
   10,000    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                    0.09          5/01/2042              10,000
    4,600    Long Island Power Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                                    0.07          5/01/2033               4,600
    2,700    Long Island Power Auth. (LOC - Bayerische
               Landesbank)                                          0.09          5/01/2033               2,700
    1,625    Monroe County IDA (LOC - Key Bank, N.A.)               0.18          8/01/2018               1,625
    4,800    New York City (LIQ)(a)                                 0.06          8/01/2020               4,800
    8,000    New York City (LOC - Bayerische Landesbank)            0.09          8/01/2022               8,000
    2,150    New York City (LOC - KBC Bank N.V.)                    0.09          8/01/2038               2,150
    4,900    New York City (LOC - Manufacturers & Traders
               Trust Co.)                                           0.12         12/01/2040               4,900
   10,315    New York City Housing Dev. Corp.
               (LOC - Landesbank Hessen-Thuringen)                  0.09          6/01/2039              10,315
    6,280    New York City IDA (LOC - Key Bank, N.A.)               0.14          7/01/2037               6,280
    6,380    New York City IDA (LOC - Key Bank, N.A.)               0.14          7/01/2038               6,380

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
$   1,690    Niagara County IDA (LOC - Key Bank, N.A.)              0.18%         9/01/2021           $   1,690
    5,925    Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.11          6/01/2030               5,925
    3,385    Onondaga County IDA (LOC - Key Bank, N.A.)             0.13          7/01/2025               3,385
    7,800    Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.11         12/01/2031               7,800
    1,500    Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                       0.39          3/01/2028               1,500
    6,825    Ontario County IDA (LOC - Key Bank, N.A.)              0.13          7/01/2030               6,825
    9,075    Ramapo Housing Auth. (LOC - Manufacturers &
               Traders Trust Co.)                                   0.16         12/01/2029               9,075
    2,265    St. Lawrence County (LOC - RBS Citizens, N.A.)         0.45          7/01/2037               2,265
    2,805    Syracuse IDA (LOC - Key Bank, N.A.)                    0.18          1/01/2033               2,805
    4,745    Tompkins County IDA (LOC - Bank of America, N.A.)      0.17          2/01/2037               4,745
                                                                                                      ---------
                                                                                                        170,995
                                                                                                      ---------
             OHIO (4.2%)
    7,850    Air Quality Dev. Auth. (LOC - Key Bank, N.A.)          0.15          6/01/2033               7,850
   40,000    Buckeye Tobacco Settlement Finance Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        0.31          6/01/2024              40,000
   13,145    Butler County (LOC - Fifth Third Bank)                 0.16          5/15/2036              13,145
    1,380    Cadiz Health Care Facilities Auth.
               (LOC - PNC Bank, N.A.)                               0.56          1/01/2033               1,380
    3,200    Cincinnati and Hamilton County
               (LOC - Fifth Third Bank)                             0.14          9/01/2025               3,200
    1,190    Clermont County (LOC - Fifth Third Bank)               0.17          8/01/2022               1,190
    7,850    Delaware County (LOC - Fifth Third Bank)               0.17         10/01/2033               7,850
    4,505    Hamilton County (LOC - Fifth Third Bank)               0.16         12/01/2024               4,505
    9,500    Hamilton County (LOC - Fifth Third Bank)               0.17         12/01/2026               9,500
    6,065    Higher Educational Facilities
               (LOC - Fifth Third Bank)                             0.16          9/01/2036               6,065
   11,150    Pike County Health Care Facilities
               (LOC - Bank of America, N.A.)                        0.10         11/01/2033              11,150
    2,345    Pike County Health Care Facilities
               (LOC - Bank of America, N.A.)                        0.10         11/01/2033               2,345
    2,000    Portage County (LOC - JPMorgan Chase Bank, N.A.)       0.13         12/01/2022               2,000
    2,290    Summit County (LOC - Fifth Third Bank)                 0.17         12/01/2029               2,290
    2,435    Wayne County (LOC - Fifth Third Bank)                  0.24          9/01/2021               2,435
                                                                                                      ---------
                                                                                                        114,905
                                                                                                      ---------
             OKLAHOMA (3.4%)
    7,305    Edmond EDA (LOC - Bank of Oklahoma, N.A.)              0.18          6/01/2031               7,305
    8,700    Garfield County Industrial Auth.                       0.18          1/01/2025               8,700
   32,400    Muskogee Industrial Trust                              0.12          1/01/2025              32,400
   36,000    Muskogee Industrial Trust                              0.10          6/01/2027              36,000

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
$  10,100    Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)  0.27%        11/01/2026           $  10,100
                                                                                                      ---------
                                                                                                         94,505
                                                                                                      ---------
             OREGON (1.6%)
    6,585    Facilities Auth. (LOC - Bank of the West)              0.22         10/01/2037               6,585
   38,100    Port of Portland (LOC - Bank of
               Tokyo-Mitsubishi UFJ, Ltd.)                          0.30         12/01/2014              38,100
                                                                                                      ---------
                                                                                                         44,685
                                                                                                      ---------
             PENNSYLVANIA (1.2%)
    5,250    Chartiers Valley Industrial and
               Commercial Dev. Auth.                                1.10         11/15/2017               5,250
    5,000    Delaware Valley Regional Finance Auth.
               (LOC - Bayerische Landesbank)                        0.30         12/01/2020               5,000
   18,295    Derry Township Industrial and Commercial
               Dev. Auth. (LOC - PNC Bank, N.A.)                    0.07         11/01/2030              18,295
    5,095    Philadelphia Gas Works (LIQ)(LOC - Deutsche
               Bank A.G.)(a)                                        0.11         10/01/2018               5,095
                                                                                                      ---------
                                                                                                         33,640
                                                                                                      ---------
             SOUTH CAROLINA (0.1%)
    3,100    EDA (LOC - Fifth Third Bank)                           0.17          2/01/2028               3,100
                                                                                                      ---------
             SOUTH DAKOTA (0.6%)
    5,975    Health and Educational Facilities Auth.                0.36         11/01/2020               5,975
    3,090    Health and Educational Facilities Auth.                0.36         11/01/2025               3,090
    6,455    Health and Educational Facilities Auth.                0.36         11/01/2027               6,455
                                                                                                      ---------
                                                                                                         15,520
                                                                                                      ---------
             TENNESSEE (0.7%)
    7,100    Hendersonville IDB (LOC - Fifth Third Bank)            0.18          5/01/2036               7,100
    4,860    Metropolitan Government of Nashville and
               Davidson County (LOC - Fifth Third Bank)             0.16         12/01/2024               4,860
    6,110    Sullivan County Health, Educational & Housing
               Facilities Board (LOC - JPMorgan Chase Bank, N.A.)   0.06          9/01/2032               6,110
    2,325    Williamson County IDB (LOC - Fifth Third Bank)         0.18         12/01/2027               2,325
                                                                                                      ---------
                                                                                                         20,395
                                                                                                      ---------
             TEXAS (2.9%)
   13,300    Atascosa County IDC (NBGA)                             0.13          6/30/2020              13,300
    3,235    Houston (LIQ)(LOC - Deutsche Bank A.G.)(a)             0.13         12/01/2028               3,235
    9,100    Metropolitan Higher Education Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                    0.12          5/01/2019               9,100
   15,000    Port Arthur                                            0.08         12/01/2040              15,000
   25,000    Port Arthur                                            0.08          6/01/2041              25,000
   13,000    Port of Port Arthur Navigation District                0.24         12/01/2039              13,000
                                                                                                      ---------
                                                                                                         78,635
                                                                                                      ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
             UTAH (0.6%)
$  15,000    Emery County (LOC - JPMorgan Chase Bank, N.A.)         0.06%         7/01/2015           $  15,000
                                                                                                      ---------
             VIRGINIA (1.7%)
    5,880    Fairfax County IDA                                     0.05          5/15/2035               5,880
    2,200    Hampton Roads Sanitation District                      0.05         11/01/2041               2,200
    3,620    Hanover County EDA (LOC - U.S. Bank, N.A.)             0.05         11/01/2025               3,620
    4,670    Lexington IDA                                          0.07          1/01/2035               4,670
    2,300    Loudoun County IDA                                     0.06          2/15/2038               2,300
    1,900    Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)          0.08          7/01/2016               1,900
   20,045    Stafford County IDA (LOC - Bank of America, N.A.)      0.09          8/01/2028              20,045
    2,000    State College Building Auth. (LIQ)(a)                  0.07          2/01/2021               2,000
    3,915    Univ. of Virginia (LIQ)(a)                             0.07          6/01/2032               3,915
                                                                                                      ---------
                                                                                                         46,530
                                                                                                      ---------
             WASHINGTON (1.0%)
   15,000    Health Care Facilities Auth. (LIQ)(a)                  0.28         10/01/2016              15,000
    8,960    Housing Finance Commission
               (LOC - Key Bank, N.A.)                               0.14          7/01/2043               8,960
    5,025    Snohomish County Housing Auth.
               (LOC - Bank of America, N.A.)                        0.11          7/01/2036               5,025
                                                                                                      ---------
                                                                                                         28,985
                                                                                                      ---------
             WEST VIRGINIA (1.7%)
    9,630    Marshall County                                        0.08          3/01/2026               9,630
   38,185    State Hospital Finance Auth. (LOC - Fifth Third Bank)  0.16         10/01/2033              38,185
                                                                                                      ---------
                                                                                                         47,815
                                                                                                      ---------
             WISCONSIN (1.6%)
    5,120    Health and Educational Facilities Auth.
               (LOC - KBC Bank N.V.)                                0.10          5/01/2025               5,120
      550    Health and Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                    0.16          5/01/2026                 550
   11,440    Health and Educational Facilities Auth.
               (LOC - KBC Bank N.V.)                                0.21          3/01/2038              11,440
   19,900    Public Finance Auth. (LOC - Bank of Scotland)          0.10          6/01/2041              19,900
    6,465    Wind Point (LOC - U.S. Bank, N.A.)                     0.20          9/01/2035               6,465
                                                                                                      ---------
                                                                                                         43,475
                                                                                                      ---------
             WYOMING (0.8%)
   13,000    Gillette                                               0.25          1/01/2018              13,000
   10,000    Platte County (NBGA)                                   0.07          7/01/2014              10,000
                                                                                                      ---------
                                                                                                         23,000
                                                                                                      ---------
             Total Variable-Rate Demand Notes (cost: $1,857,254)                                      1,857,254
                                                                                                      ---------

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
             PUT BONDS (5.8%)

             ALABAMA (1.8%)
$  25,000    Mobile IDB                                             0.40%         6/01/2034           $  25,000
   25,000    Mobile IDB                                             0.45          7/15/2034              25,000
                                                                                                      ---------
                                                                                                         50,000
                                                                                                      ---------
             CALIFORNIA (0.9%)
   26,000    Statewide Communities Dev. Auth.                       0.14          4/01/2037              26,000
                                                                                                      ---------
             GEORGIA (0.5%)
    3,100    Atlanta Finance Auth.                                  0.40          5/01/2015               3,100
   10,150    Burke County Dev. Auth.                                2.30         10/01/2032              10,150
                                                                                                      ---------
                                                                                                         13,250
                                                                                                      ---------
             MASSACHUSETTS (0.7%)
   18,000    State Dev. Finance                                     0.40          5/01/2015              18,000
                                                                                                      ---------
             MONTANA (1.9%)
    9,040    Board of Investments (NBGA)                            0.16          3/01/2017               9,040
   11,695    Board of Investments (NBGA)                            0.16          3/01/2018              11,695
   11,335    Board of Investments (NBGA)                            0.16          3/01/2025              11,335
   12,450    Board of Investments (NBGA)                            0.16          3/01/2028              12,450
    2,450    Board of Investments (NBGA)                            0.16          3/01/2029               2,450
    5,975    Board of Investments (NBGA)                            0.16          3/01/2035               5,975
                                                                                                      ---------
                                                                                                         52,945
                                                                                                      ---------
             Total Put Bonds (cost: $160,195)                                                           160,195
                                                                                                      ---------

             ADJUSTABLE-RATE NOTES (0.7%)

             CALIFORNIA (0.7%)
   19,000    Golden Empire Schools Financing Auth.                  0.36          5/01/2014              19,000
                                                                                                      ---------
             Total Adjustable-Rate Notes (cost: $19,000)                                                 19,000
                                                                                                      ---------

             FIXED-RATE INSTRUMENTS (25.8%)

             CALIFORNIA (1.3%)
   30,735    San Diego County Water Auth.                           0.07          4/01/2014              30,735
    5,000    San Diego County Water Auth.                           0.08          4/01/2014               5,000
                                                                                                      ---------
                                                                                                         35,735
                                                                                                      ---------
             MARYLAND (0.7%)
   20,000    John Hopkins Univ.                                     0.07          7/08/2014              20,000
                                                                                                      ---------
             MINNESOTA (1.7%)
    1,250    Aurora ISD (NBGA)                                      1.00          8/21/2014               1,253
    1,460    Clearbrook Gonvick ISD (NBGA)                          1.00          9/30/2014               1,465

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
$  22,000    Duluth ISD (NBGA)                                      1.00%         9/16/2014           $  22,066
   11,300    Farmington ISD (NBGA)                                  1.00          9/26/2014              11,340
    1,455    Hermantown ISD (NBGA)                                  3.00          2/01/2015               1,488
    3,000    Little Falls ISD (NBGA)                                1.25          9/23/2014               3,013
    1,500    Onamia ISD (NBGA)                                      1.00          8/30/2014               1,504
    2,050    St. Cloud ISD (NBGA)                                   0.65          8/08/2014               2,051
    2,100    St. Francis ISD (NBGA)                                 1.25          9/04/2014               2,108
                                                                                                      ---------
                                                                                                         46,288
                                                                                                      ---------
             NEW YORK (10.4%)
   20,000    Binghamton City School District                        1.00         11/21/2014              20,073
    2,419    Clinton County                                         1.00          6/13/2014               2,421
   16,730    Cortland Enlarged CSD                                  1.00          6/27/2014              16,756
   10,562    Depew Union Free School District                       0.75          6/18/2014              10,571
   12,812    Dundee CSD                                             0.75          6/19/2014              12,823
    4,750    Dunkirk School District                                1.00          7/23/2014               4,756
   15,000    Enlarged Troy School District                          1.00          7/15/2014              15,028
   12,190    Evans Brant CSD                                        1.00          6/27/2014              12,209
    6,000    Geneva City School Districrt                           1.00          8/15/2014               6,012
    6,300    Geneva City School District                            1.00          8/15/2014               6,315
    5,301    Kenmore Tonawanda                                      1.00          6/27/2014               5,310
    6,650    Lackawanna City School District                        1.00          3/05/2015               6,679
    9,219    Lockport School District                               1.00          8/07/2014               9,238
    8,780    Longwood CSD                                           1.00          6/20/2014               8,794
    9,100    Maine Endwell CSD                                      1.00          6/26/2014               9,114
    7,404    Middletown                                             1.00          2/20/2015               7,447
    8,900    Moravia CSD                                            1.00          6/20/2014               8,911
   20,315    Newburgh School District                               1.00          6/30/2014              20,341
   10,000    Ogdensburg City                                        0.75          6/24/2014              10,008
    6,854    Oswego School District                                 1.00          6/25/2014               6,862
   14,557    Rome School District                                   1.00          8/07/2014              14,587
    4,270    Royalton Hartland CSD                                  1.00          6/27/2014               4,276
   11,750    Schoharie County                                       1.25         11/14/2014              11,790
   18,860    Sherburne Earleville CSD                               1.00          6/27/2014              18,889
    7,350    Sullivan County                                        1.00          3/06/2015               7,400
    4,694    Susquehanna Valley CSD                                 1.00          6/27/2014               4,700
    9,498    Tonawanda City School District                         1.00          3/11/2015               9,550
   11,635    Union Endicott CSD                                     1.00          6/25/2014              11,654
    4,000    Waverly CSD                                            1.00          6/27/2014               4,005
                                                                                                      ---------
                                                                                                        286,519
                                                                                                      ---------
             SOUTH CAROLINA (1.6%)
   11,542    Public Service Auth.                                   0.08          4/02/2014              11,542
   28,457    Public Service Auth.                                   0.09          6/05/2014              28,457

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON           FINAL                 VALUE
(000)        SECURITY                                               RATE          MATURITY                (000)
---------------------------------------------------------------------------------------------------------------
$   5,145    Public Service Auth.                                   0.08%        6/18/2014           $    5,145
                                                                                                     ----------
                                                                                                         45,144
                                                                                                     ----------
             TEXAS (7.4%)
   10,000    Dallas Area Rapid Transit                              0.11         4/03/2014               10,000
   10,000    Dallas Area Rapid Transit                              0.12         8/19/2014               10,000
    7,450    Houston                                                0.09         4/03/2014                7,450
   25,000    Houston                                                0.07         4/10/2014               25,000
   10,000    Houston                                                0.07         4/23/2014               10,000
   25,000    Houston                                                0.08         4/24/2014               25,000
   20,000    Houston                                                0.09         6/05/2014               20,000
   13,000    San Antonio                                            0.12         4/07/2014               13,000
   33,000    San Antonio                                            0.10         6/05/2014               33,000
   25,000    Univ. of Texas                                         0.07         5/05/2014               25,000
   25,000    Univ. of Texas                                         0.06         5/08/2014               25,000
                                                                                                     ----------
                                                                                                        203,450
                                                                                                     ----------
             VIRGINIA (2.6%)
   20,000    Univ. of Virginia                                      0.09         4/03/2014               20,000
    8,000    Univ. of Virginia                                      0.07         6/04/2014                8,000
   20,000    Univ. of Virginia                                      0.07         6/04/2014               20,000
   22,010    Univ. of Virginia                                      0.07         7/02/2014               22,010
                                                                                                     ----------
                                                                                                         70,010
                                                                                                     ----------
             WISCONSIN (0.1%)
    1,220    Racine USD                                             1.00         4/01/2014                1,220
                                                                                                     ----------
             Total Fixed-Rate Instruments (cost: $708,366)                                              708,366
                                                                                                     ----------

             TOTAL INVESTMENTS (COST: $2,744,815)                                                    $2,744,815
                                                                                                     ==========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                       $-          $1,857,254             $-      $1,857,254
Put Bonds                                         -             160,195              -         160,195
Adjustable-Rate Notes                             -              19,000              -          19,000
Fixed-Rate Instruments                            -             708,366              -         708,366
------------------------------------------------------------------------------------------------------
Total                                            $-          $2,744,815             $-      $2,744,815
------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at March 31, 2014, for federal income tax purposes, was $2,744,815,000.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2014

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)   $2,744,815
  Cash                                                                        1,928
  Receivables:
      Capital shares sold                                                     3,621
      USAA Asset Management Company (Note 4D)                                   120
      Interest                                                                2,500
                                                                         ----------
          Total assets                                                    2,752,984
                                                                         ----------
LIABILITIES
   Payables:
       Capital shares redeemed                                                4,150
       Dividends on capital shares                                               17
   Accrued management fees                                                      653
   Accrued transfer agent's fees                                                296
   Other accrued expenses and payables                                           97
                                                                         ----------
           Total liabilities                                                  5,213
                                                                         ----------
              Net assets applicable to capital shares outstanding        $2,747,771
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $2,747,763
  Accumulated net realized gain on investments                                    8
                                                                         ----------
              Net assets applicable to capital shares outstanding        $2,747,771
                                                                         ==========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            2,747,755
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $     1.00
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                   $ 5,881
                                                                     -------
EXPENSES
   Management fees                                                     7,620
   Administration and servicing fees                                   2,721
   Transfer agent's fees                                               4,231
   Custody and accounting fees                                           313
   Postage                                                                58
   Shareholder reporting fees                                             60
   Trustees' fees                                                         17
   Registration fees                                                      33
   Professional fees                                                     142
   Other                                                                  41
                                                                     -------
          Total expenses                                              15,236
   Expenses reimbursed                                                (9,627)
                                                                     -------
          Net expenses                                                 5,609
                                                                     -------
NET INVESTMENT INCOME                                                    272
                                                                     -------

NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                       77
                                                                     -------
  Increase in net assets resulting from operations                   $   349
                                                                     =======

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Year ended March 31,

---------------------------------------------------------------------------------------
                                                                   2014            2013
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                      $      272     $       261
  Net realized gain on investments                                   77             262
                                                             --------------------------
     Increase in net assets resulting from operations               349             523
                                                             --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (272)           (261)
   Net realized gains                                              (247)           (106)
                                                             --------------------------
      Distributions to shareholders                                (519)           (367)
                                                             --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    1,166,189      1,358,194
  Reinvested dividends                                               515            363
  Cost of shares redeemed                                     (1,102,121)    (1,315,730)
                                                             --------------------------
     Increase in net assets from capital
          share transactions                                      64,583         42,827
                                                             --------------------------
  Net increase in net assets                                      64,413         42,983

NET ASSETS
  Beginning of year                                            2,683,358      2,640,375
                                                             --------------------------
  End of year                                                $ 2,747,771    $ 2,683,358
                                                             ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                  1,166,189      1,358,194
  Shares issued for dividends reinvested                             515            363
  Shares redeemed                                             (1,102,121)    (1,315,730)
                                                             --------------------------
     Increase in shares outstanding                               64,583         42,827
                                                             ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended March 31, 2014, the Fund paid CAPCO facility fees of $15,000, which represents 4.3% of the total fees paid to CAPCO by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

USAA Funds. The Fund had no borrowings under this agreement during the year ended March 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended March 31, 2014, and 2013, was as follows:

                                                 2014              2013
                                              --------------------------
Tax-exempt income                             $272,000          $261,000
Ordinary income*                               195,000           106,000
Long-term realized capital gain                 52,000                 -
                                              --------          --------
Total distributions paid                      $519,000          $367,000
                                              ========          ========

As of March 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                  $18,000
Undistributed ordinary income*                                     7,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment

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34  | USAA TAX EXEMPT MONEY MARKET FUND

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capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended March 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the year ended March 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $7,620,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,721,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2014, the Fund reimbursed the Manager $76,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended March 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $4,231,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. For the year ended March 31, 2014, the Fund incurred reimbursable expenses of $9,627,000, of which $120,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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36  | USAA TAX EXEMPT MONEY MARKET FUND

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(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED MARCH 31,
                             ---------------------------------------------------------------------------
                                   2014             2013            2012             2011           2010
                             ---------------------------------------------------------------------------
Net asset value at
  beginning of period        $     1.00       $     1.00      $     1.00       $     1.00     $     1.00
                             ---------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)          .00              .00             .00              .00            .00
  Net realized and
    unrealized gain(a)              .00              .00             .00              .00            .00
                             ---------------------------------------------------------------------------
Total from investment
  operations(a)                     .00              .00             .00              .00            .00
                             ---------------------------------------------------------------------------
Less distributions from:
  Net investment income(a)         (.00)            (.00)           (.00)            (.00)          (.00)
  Realized capital gains           (.00)(a)         (.00)(a)        (.00)(a)            -           (.00)(a)
                             ---------------------------------------------------------------------------
Total distributions(a)             (.00)            (.00)           (.00)            (.00)          (.00)
                             ---------------------------------------------------------------------------
Net asset value at end
  of period                  $     1.00       $     1.00      $     1.00       $     1.00     $     1.00
                             ===========================================================================
Total return (%)*(d)                .02              .01             .04(c)           .01            .48(b)
Net assets at end of
  period (000)               $2,747,771       $2,683,358      $2,640,375       $2,842,986     $3,331,284
Ratios to average
  net assets:**
  Expenses (%)(d),(e)               .21              .34             .42(c)           .49            .52(b)
  Expenses, excluding
    reimbursements (%)(e)           .56              .56             .57(c)           .55            .53(b)
 Net investment income (%)          .01              .01             .03              .01            .47

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2014, average net assets were $2,721,504,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $654,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Effective January 7, 2010, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

March 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2013, through March 31, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

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38  | USAA TAX EXEMPT MONEY MARKET FUND

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information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                        BEGINNING             ENDING            DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE      OCTOBER 1, 2013 -
                                     OCTOBER 1, 2013      MARCH 31, 2014       MARCH 31, 2014
                                     -----------------------------------------------------------
Actual                                  $1,000.00           $1,000.14               $0.90

Hypothetical
  (5% return before expenses)            1,000.00            1,024.03                0.91

* Expenses are equal to the Fund's annualized expense ratio of 0.18%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of October 1, 2013, through March 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  39

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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

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40  | USAA TAX EXEMPT MONEY MARKET FUND

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INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc.
(FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

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42  | USAA TAX EXEMPT MONEY MARKET FUND

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BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
  (+)  Mr. Mason was elected as Chair of the Board in January 2012.

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44  | USAA TAX EXEMPT MONEY MARKET FUND

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INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  45

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

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46  | USAA TAX EXEMPT MONEY MARKET FUND

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STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

204978-0514

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   40859-0514                                (C)2014, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 10 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2014 and 2013 were $250,012 and $259,333, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended March 31, 2014 and 2013 were $15,000 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for March 31, 2014 and 2013 were $421,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:     06/03/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/05/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/05/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.